Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	LightInTheBox Holding Co., Ltd.
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	224,038,611
Document Accounting Standard	U.S. GAAP
Entity Voluntary Filers	No
Title of 12(b) Security	Ordinary Shares, par value $0.000067 per share
Trading Symbol	LITB
Security Exchange Name	NYSE
Entity Central Index Key	0001523836
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false